Acquisitions and Dispositions - Earthstone Settlement Agreement (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Earthstone Energy/Oak Vally Resources | General and Administrative Expenses
Business Acquisition [Line Items]
Loss on contract termination	$ 195,928